FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

16.	FINANCIAL INSTRUMENTS

(a) Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2022 and June 30, 2023:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Trade receivables: current	46,760	56,274	7,758
Trade receivables: non-current	10,520	4,714	650
Financial assets included in other receivables	82,406	78,943	10,883
Financial assets at fair value through other comprehensive income:
Bills receivable	8,500	9,200	1,268

Total	148,186	149,131	20,559

Total Current	137,666	144,417	19,909
Total Non-current	10,520	4,714	650

(b) Financial liabilities

Set out below, is an overview of financial liabilities of the Group as of December 31, 2022 and June 30, 2023:

	December 31,	June 30,	June 30
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments：
Derivative financial liabilities (i)	824	958	132
Financial liabilities at amortized cost:
Trade payables	20,326	21,529	2,968
Financial liabilities in other payables and accruals	6,749	83,809	11,555
Lease liabilities	2,915	2,382	330
Due to related companies	3,408	6,117	843
Due to the Shareholder	7,153	184,054	25,375
Interest-bearing loans and borrowings	74,000	72,500	9,996

Total	115,375	371,349	51,199

Total current	42,777	301,276	41,538
Total non-current	72,598	70,073	9,661

(i)	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for an aggregate of 1,584,000* of the Company's common shares with an initial exercise price of US$2.35* per share.

The Company recognized the warrants issued to the investors as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$1,427)** on the issue date as the investors have the right to exercise their warrants on a cashless basis. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of CNY559 and fair value loss of CNY86 (US$12) (Note 6) were recognized according to fair value changes for the six months ended June 30, 2022 and 2023, respectively.

* On July 14, 2022, the exercise price for the Company’s outstanding warrants was reduced to the amount, 0.623$* per share, equal to the new issuance price of options granted under the China Natural Resources, Inc. 2014 Equity Compensation Plan pursuant to the terms of the warrants. On April 3, 2023, the number of shares under these warrants were adjusted to 316,800 and the exercise prices of these warrants were adjusted to US$3.115 per share due to the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis.

** As the changes in equity from this private placement transaction are denominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.

(c) Fair value

Set out below is a comparison, by class, of the carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

	December 31,		June 30,
	2022		2023		2023
	CNY		CNY		US$
	(Audited)		(Unaudited)		(Unaudited)
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value

Financial liabilities
Interest-bearing loans and borrowings	74,000	77,636	72,500	76,396	9,996	10,532

Total	74,000	77,636	72,500	76,396	9,996	10,532

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as of December 31, 2022 and June 30, 2023:

As of December 31, 2022	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY
Recurring fair value measurement:
Financial assets
Bills receivable	—	8,500	—	8,500
Financial liabilities
Derivative financial liabilities	—	824	—	824

As of June 30, 2023 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Bills receivables	—	9,200	—	9,200
Financial liabilities
Derivative financial liabilities	—	958	—	958

As of June 30, 2023 (Unaudited)	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Bills receivables	—	1,268	—	1,268
Financial liabilities
Derivative financial liabilities	—	132	—	132

Level 2:

Bills receivable

The fair value valuation of bills receivable is based on directly or indirectly observable inputs (such as recent bill discount rates) through valuation techniques. The fair value of the bills receivable approximate their book value due to the short-term maturity.

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on January 22, 2021. As of June 30, 2023, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including the underlying spot price of the Company’s ordinary shares, exercise price, time to expiration, risk-free rate, and equity volatility, etc., which are all relevant observable inputs.